Deposits - Summary of Deposits (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [line items]
Payable after notice	$ 174,082
Payable on a fixed date	433,269
Total	763,850	$ 733,390
Canada [member]
Disclosure Of Deposits [line items]
Payable after notice	135,674
Payable on a fixed date	267,783
Total	513,115	503,158
United States [member]
Disclosure Of Deposits [line items]
Payable after notice	11,756
Payable on a fixed date	67,578
Total	96,103	75,675
United Kingdom [member]
Disclosure Of Deposits [line items]
Payable after notice	220
Payable on a fixed date	24,612
Total	24,832	20,310
Mexico [member]
Disclosure Of Deposits [line items]
Payable after notice	6,208
Payable on a fixed date	12,346
Total	23,845	23,672
Peru [member]
Disclosure Of Deposits [line items]
Payable after notice	4,677
Payable on a fixed date	7,930
Total	18,428	18,738
Chile [member]
Disclosure Of Deposits [line items]
Payable after notice	126
Payable on a fixed date	16,326
Total	22,732	22,714
Colombia [member]
Disclosure Of Deposits [line items]
Payable after notice	4,376
Payable on a fixed date	4,977
Total	10,033	9,846
Other International [member]
Disclosure Of Deposits [line items]
Payable after notice	11,045
Payable on a fixed date	31,717
Total	54,762	59,277
Personal [member]
Disclosure Of Deposits [line items]
Payable after notice	128,238
Payable on a fixed date	80,345
Total	223,881	224,800
Business and government [member]
Disclosure Of Deposits [line items]
Payable after notice	44,496
Payable on a fixed date	313,625
Total	488,658	461,851
Financial institution [member]
Disclosure Of Deposits [line items]
Payable after notice	1,348
Payable on a fixed date	39,299
Total	51,311	$ 46,739
Interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	120,729
Interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	91,826
Interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	16,729
Interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	10
Interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	5,713
Interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	1,519
Interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	43
Interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	4,889
Interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	7,222
Interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	104,274
Interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	9,233
Non- interest bearing [member]
Disclosure Of Deposits [line items]
Payable on demand	35,770
Non- interest bearing [member] | Canada [member]
Disclosure Of Deposits [line items]
Payable on demand	17,832
Non- interest bearing [member] | United States [member]
Disclosure Of Deposits [line items]
Payable on demand	40
Non- interest bearing [member] | United Kingdom [member]
Disclosure Of Deposits [line items]
Payable on demand	0
Non- interest bearing [member] | Mexico [member]
Disclosure Of Deposits [line items]
Payable on demand	5,281
Non- interest bearing [member] | Peru [member]
Disclosure Of Deposits [line items]
Payable on demand	108
Non- interest bearing [member] | Chile [member]
Disclosure Of Deposits [line items]
Payable on demand	4,761
Non- interest bearing [member] | Colombia [member]
Disclosure Of Deposits [line items]
Payable on demand	637
Non- interest bearing [member] | Other International [member]
Disclosure Of Deposits [line items]
Payable on demand	7,111
Non- interest bearing [member] | Personal [member]
Disclosure Of Deposits [line items]
Payable on demand	8,076
Non- interest bearing [member] | Business and government [member]
Disclosure Of Deposits [line items]
Payable on demand	26,263
Non- interest bearing [member] | Financial institution [member]
Disclosure Of Deposits [line items]
Payable on demand	$ 1,431